Operating Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Lease [Line Items]
Operating lease expenses	$ 350,008	$ 488,348
Short-term rental expenses	$ 6,798	$ 44,929
Minimum [Member]
Operating Lease [Line Items]
Operating lease term	24 months
Maximum [Member]
Operating Lease [Line Items]
Operating lease term	36 months 15 days